OPERATIONS	12 Months Ended
Dec. 31, 2011
OPERATIONS [Abstract]
OPERATIONS
NOTE 1:-	OPERATIONS

RadView Software Ltd. ("the Company") develops, markets and supports software that enables organizations to verify the scalability, efficiency and reliability of web applications, and facilitates their rapid development.

The Company has four wholly-owned subsidiaries in the United States, United Kingdom, Germany and Sweden. To date the British, German and Swedish subsidiaries are inactive. Since December 2010, the Company is in a process to liquidate the German subsidiary.

The Company incurred net losses of approximately $ 1,425 in 2009 and net income of approximately $ 130 in 2010 and $ 611 in 2011, and had an accumulated deficit of approximately $ 3,414 and $ 2,773 as of December 31, 2010 and 2011, respectively. The Company has funded these losses principally from equity and debt financing proceeds including an initial public offering in August 2000, private placements in March 2004, August 2006 and during 2007, as well as proceeds from technology license arrangements.

The Company believes that it will have sufficient capital resources in order to maintain its current operations, at least through December 31, 2012. The Company bases its assessment on the expected collections from sales and based on a commitment from its controlling shareholder to support the Company by providing financing to allow the coverage of any budget deficit through the second quarter of 2013 up to an amount of $ 500. In addition, during 2011, the due date of the loan from the controlling shareholders in the amount of $ 1,088 (including accrued interest) was extended until August 31, 2013. In case that the above will not result in a sufficient liquidity resources the Company intends to take measures to reduce its operating costs in order to support its operations at least through December 31, 2012. Therefore, these financial statements do not include any adjustments that may be required should the Company not be able to continue as a going concern.